UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                   8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                        Maxim S&P 500 Index(R) Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim S&P 500 Index(R) Portfolio

The S&P 500 Index had a total return of 8.39% for the period September 8, 2003 (inception date of the Maxim S&P 500 Index(R) Portfolio) through December 31, 2003. During the fourth quarter the US economy began to show strong signs of growth that helped the performance of many of the stocks comprising the Index. Among the ten largest components of the Index, diversified industrial leader General Electric declined .01% for the period. Oil company Exxon Mobil increased by 7.32% and drug company Pfizer Inc. increased 12.78% for the period. The largest gainer of the period was Technology Company, Novell that rose 91.45%.

          Maxim S&P 500 Index(R) Portfolio    S&P 500 Index

Sept-03            10000                      10000
Dec-03             10946                      10839.7


Maxim S&P 500 Index(R) Portfolio
Total Return -
Since Inception:  9.46%

Portfolio Inception:  9/8/2003

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim S&P 500 Index(R) Portfolio, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index(R) Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 8, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index(R) Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the period from September 8, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Period
September 8, 2003 (inception) to December 31, 2003

Maxim S&P 500 Index(R) Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R)PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

ASSETS:
     Investments in securities, market value  (1)                              $        619,054,898
     Cash                                                                                    62,156
     Dividends receivable                                                                   753,640
     Subscriptions receivable                                                               941,116
     Variation margin on futures contracts                                                   13,954
                                                                                 -------------------
                                                                                 -------------------

     Total assets                                                                       620,825,764
                                                                                 -------------------
                                                                                 -------------------

LIABILITIES:

     Due to investment adviser                                                              306,950
     Redemptions payable                                                                  4,651,517
                                                                                 -------------------
                                                                                 -------------------

     Total liabilities                                                                    4,958,467
                                                                                 -------------------
                                                                                 -------------------

NET ASSETS                                                                     $        615,867,297
                                                                                 ===================
                                                                                 ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                             $          5,646,185
     Additional paid-in capital                                                         565,312,825
     Net unrealized appreciation on investments and futures contracts                    44,060,747
     Accumulated net realized gain on investments and futures contracts                     847,540
                                                                                 -------------------
                                                                                 -------------------

NET ASSETS                                                                     $        615,867,297
                                                                                 ===================
                                                                                 ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                          $              10.91
                                                                                 ===================
                                                                                 ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                         200,000,000
     Outstanding                                                                         56,461,847

(1)  Cost of investments in securities:                                        $        575,157,076

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R)PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD FROM SEPTEMBER 8, 2003 (INCEPTION) TO DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                $              40,484
     Dividends                                                                           2,269,821
                                                                               --------------------
                                                                               --------------------

     Total income                                                                        2,310,305
                                                                               --------------------
                                                                               --------------------

EXPENSES:

     Management fees                                                                       767,444
                                                                               --------------------
                                                                               --------------------

NET INVESTMENT INCOME                                                                    1,542,861
                                                                               --------------------
                                                                               --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                       99,272
     Net realized gain on futures contracts                                              1,138,368
     Change in net unrealized appreciation on investments                               43,897,822
     Change in net unrealized appreciation on futures contracts                            162,925
                                                                               --------------------
                                                                               --------------------

     Net realized and unrealized gain on investments                                    45,298,387
                                                                               --------------------
                                                                               --------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $          46,841,248
                                                                               ====================
                                                                               ====================

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R)PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM SEPTEMBER 8, 2003 (INCEPTION) TO DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                                    $      1,542,861
     Net realized gain on investments                                                   99,272
     Net realized gain on futures contracts                                          1,138,368
     Change in net unrealized appreciation on investments                           43,897,822
     Change in net unrealized appreciation on futures contracts                        162,925
                                                                                ---------------
                                                                                ---------------

     Net increase in net assets resulting from operations                           46,841,248
                                                                                ---------------
                                                                                ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                     (1,542,657)
     From net realized gains                                                          (390,304)
                                                                                ---------------
                                                                                ---------------

     Total distributions                                                            (1,932,961)
                                                                                ---------------
                                                                                ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                             634,656,688
     Reinvestment of distributions                                                   1,932,961
     Redemptions of shares                                                         (65,630,639)
                                                                                ---------------
                                                                                ---------------

     Net increase in net assets resulting from share transactions                  570,959,010
                                                                                ---------------
                                                                                ---------------

     Total increase in net assets                                                  615,867,297

NET ASSETS:
     Beginning of period                                                                     0
                                                                                ---------------
                                                                                ---------------

     End of period  (1)                                                       $    615,867,297
                                                                                ===============
                                                                                ===============


OTHER INFORMATION:

SHARES:

     Sold                                                                           62,632,944
     Issued in reinvestment of distributions                                           182,931
     Redeemed                                                                       (6,354,028)
                                                                                ---------------
                                                                                ---------------

     Net increase                                                                   56,461,847
                                                                                ===============
                                                                                ===============

(1) Including undistributed net investment income                             $



See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R)PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                            Period Ended December 31,

                                                                            -------------------
                                                                            ---------------
                                                                                2003 +

                                                                            ---------------
                                                                            ---------------


Net Asset Value, Beginning of Period                                      $          10.00

Income from Investment Operations

Net investment income                                                                 0.03
Net realized and unrealized gain                                                      0.92
                                                                            ---------------
                                                                            ---------------

Total Income From Investment Operations                                               0.95
                                                                            ---------------
                                                                            ---------------

Less Distributions

From net investment income                                                           (0.03)
From net realized gains                                                              (0.01)
                                                                            ---------------
                                                                            ---------------

Total Distributions                                                                  (0.04)
                                                                            ---------------
                                                                            ---------------

Net Asset Value, End of Period                                            $          10.91
                                                                            ===============
                                                                            ===============


Total Return                                                                         9.46%  o

Net Assets, End of Period ($000)                                          $        615,867

Ratio of Expenses to Average Net Assets                                              0.60%  *

Ratio of Net Investment Income to Average Net Assets                                 1.20%  *

Portfolio Turnover Rate                                                              4.17%  o


 + The portfolio commenced operations on September 8, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim S&P 500 Index(R) Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on September 8, 2003. The investment objective of the Portfolio is to seek investment results that track as closely as possible the total return of the common stocks that comprise its Benchmark Index, the S&P 500(R) Composite Stock Price Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the period ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $788,217,791 and $18,845,309, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $575,181,024. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $46,761,539 and gross depreciation of securities in which there was an excess of tax cost over value of $2,887,665, resulting in net appreciation of $43,873,874.

5. FUTURES CONTRACTS

      As of December 31, 2003, the Portfolio had 19 open S&P 500 long futures contracts. The contracts expire in March 2004 and the Portfolio has recorded unrealized appreciation of $162,925.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the period ended December 31, 2003 was as follows:

                                                                                    2003

                                                                                 ------------
     Distributions paid from:
        Ordinary income                                                            1,890,248
        Long-term capital gain                                                        42,713
                                                                                 ------------
                                                                                 ------------
                                                                                   1,932,961
                                                                                 ============


      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                                   290,426

     Undistributed capital gains                                                     743,987

                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                      1,034,413

                                                                                 ------------
                                                                                 ------------

     Net unrealized appreciation on investments                                   43,873,874

     Capital loss carryforwards                                                            0

     Post-October losses                                                                   0

                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                        44,908,287

                                                                                 ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the period ended December 31, 2003 the Portfolio reclassified $204 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. PLAN OF REORGANIZATION

      On December 4, 2003, the Board of Directors approved a plan of reorganization for the Orchard DJIASM Index, Orchard S&P 500 Index(R), and Orchard Nasdaq-100 Index(R) Funds, which are related parties of the Portfolio, to be acquired by the Portfolio in 2004. These transactions are subject to approval by shareholders of the Orchard DJIASM Index, Orchard S&P 500 Index(R), and Orchard Nasdaq-100 Index(R) Funds.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2003, 87% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim S&P 500 Index (R) Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.81%
     49,842 Boeing Co                                                  2,100,342
     11,787 General Dynamics Corp                                      1,065,427
      6,942 Goodrich Corp                                                206,108
     51,072 Honeywell International Inc                                1,707,337
     26,758 Lockheed Martin Corp                                       1,375,361
     10,889 Northrop Grumman Corp                                      1,040,988
     24,653 Raytheon Co                                                  740,576
     10,512 Rockwell Collins                                             315,675
     27,879 United Technologies Corp                                   2,642,093
                                                                     $11,193,907

AGRICULTURE --- 0.17%

     38,314 Archer-Daniels-Midland Co                                    583,139
     15,519 Monsanto Co                                                  446,637
                                                                      $1,029,776

AIR FREIGHT --- 1.02%
     17,672 FedEx Corp                                                 1,192,860
      3,762 Ryder System Inc                                             128,472
     66,625 United Parcel Service Inc Class B                          4,966,894
                                                                      $6,288,226

AIRLINES --- 0.14%

      7,232 Delta Air Lines Inc                                           85,410
     46,602 Southwest Airlines Co                                        752,156
                                                                        $837,566

AUTO PARTS & EQUIPMENT --- 0.22%
      4,296 Cooper Tire & Rubber Co                                       91,848
      8,803 Dana Corp                                                    161,535
     33,192 Delphi Corp                                                  338,890
     10,386 Goodyear Tire & Rubber Co*                                    81,634
      5,358 Johnson Controls Inc                                         622,171
      7,715 Visteon Corp                                                  80,313
                                                                      $1,376,391

AUTOMOBILES --- 0.57%

    108,504 Ford Motor Co                                              1,736,064
     33,297 General Motors Corp                                        1,778,060
                                                                      $3,514,124

BANKS --- 6.22%

     20,723 AmSouth Bancorp                                              507,714
     32,403 BB&T Corp                                                  1,252,052
     66,305 Bank One Corp                                              3,022,845
     88,074 Bank of America Corp                                       7,083,792
     13,226 Charter One Financial Inc                                    456,958
     10,441 Comerica Inc                                                 585,322
     33,713 Fifth Third Bancorp                                        1,992,438
      7,450 First Tennessee National Corp                                328,545
     62,476 FleetBoston Financial Corp                                 2,727,077
     13,544 Huntington Bancshares Inc                                    304,740
     24,846 KeyCorp                                                      728,485
     13,439 Marshall & Ilsley Corp                                       514,042
     36,059 National City Corp                                         1,223,842
      8,977 North Fork Bancorp Inc                                       363,299
     16,447 PNC Financial Services Group                                 900,144
     13,208 Regions Financial Corp                                       491,338
     19,686 SouthTrust Corp                                              644,323
     16,708 SunTrust Banks Inc                                         1,194,622
     17,888 Synovus Financial Corp                                       517,321
    114,294 US Bancorp                                                 3,403,675
     11,124 Union Planters Corp                                          350,295
     78,522 Wachovia Corp                                              3,658,340
    100,329 Wells Fargo & Co                                           5,908,375
      5,360 Zions Bancorp                                                328,729
                                                                     $38,488,313

BIOTECHNOLOGY --- 1.15%

     76,492 Amgen Inc*                                                 4,727,206
     19,398 Biogen Idec Inc*                                             713,458
     11,115 Chiron Corp*                                                 633,444
     13,306 Genzyme Corp*                                                656,518
     14,592 MedImmune Inc*                                               370,637
                                                                      $7,101,263

BROADCAST/MEDIA --- 1.11%

     36,512 Clear Channel Communications Inc                           1,709,857
    133,391 Comcast Corp*                                              4,384,562
     19,079 Univision Communications Inc Class A*                        757,246
                                                                      $6,851,665

BUILDING MATERIALS --- 0.24%
      4,391 American Standard Cos Inc*                                   442,174
     27,381 Masco Corp                                                   750,513
      5,985 Vulcan Materials Co                                          284,706
                                                                      $1,477,393

CHEMICALS --- 1.46%

     13,439 Air Products & Chemicals Inc                                 709,982
     54,568 Dow Chemical Co                                            2,268,392
     59,096 EI du Pont de Nemours & Co                                 2,711,915
      4,621 Eastman Chemical Co                                          182,668
     15,255 Ecolab Inc                                                   417,529
      7,395 Engelhard Corp                                               221,480
      2,991 Great Lakes Chemical Corp                                     81,325
      6,551 Hercules Inc*                                                 79,922
      5,533 International Flavors & Fragrances Inc                       193,212
     10,101 PPG Industries Inc                                           646,666
     19,308 Praxair Inc                                                  737,566
     13,202 Rohm & Haas Co                                               563,857
      4,132 Sigma-Aldrich Corp                                           236,268
                                                                      $9,050,782

COMMUNICATIONS - EQUIPMENT --- 1.30%
     47,692 ADC Telecommunications Inc                                   141,645
      9,040 Andrew Corp*                                                 104,050
     24,622 Avaya Inc*                                                   318,609
     28,037 CIENA Corp*                                                  186,166
     11,372 Comverse Technology Inc*                                     200,033
     78,766 Corning Inc*                                                 821,529
     85,036 JDS Uniphase Corp*                                           310,381
    248,578 Lucent Technologies Inc*                                     705,962
    137,962 Motorola Inc                                               1,941,125
      5,643 QLogic Corp*                                                 291,179
     47,471 QUALCOMM Inc                                               2,560,111
      8,959 Scientific-Atlanta Inc                                       244,581
     24,694 Tellabs Inc*                                                 208,170
                                                                      $8,033,541

COMPUTER HARDWARE & SYSTEMS --- 3.76%
     21,454 Apple Computer Inc*                                          458,472
    151,795 Dell Inc*                                                  5,154,958
    142,457 EMC Corp*                                                  1,840,544
     19,140 Gateway Inc*                                                  88,044
    180,724 Hewlett-Packard Co                                         4,151,230
    101,973 International Business Machines Corp                       9,450,858
      7,671 Lexmark International Group Inc Class A*                    603,247
      5,588 NCR Corp*                                                    216,814
     20,361 Network Appliance Inc*                                       418,011
    193,619 Sun Microsystems Inc*                                        869,349
                                                                     $23,251,527

COMPUTER SOFTWARE & SERVICES --- 8.05%
     13,879 Adobe Systems Inc                                            545,445
      6,605 Autodesk Inc                                                 162,351
     35,247 Automatic Data Processing Inc                              1,396,134
     13,389 BMC Software Inc*                                            249,705
    409,233 Cisco Systems Inc*                                         9,940,270
      9,715 Citrix Systems Inc*                                          206,055
     34,317 Computer Associates International Inc                        938,227
     11,064 Computer Sciences Corp*                                      489,361
     22,742 Compuware Corp*                                              137,362
     27,545 Concord EFS Inc*                                             408,768
      8,463 Convergys Corp*                                              147,764
     17,694 Electronic Arts Inc*                                         845,419
     28,396 Electronic Data Systems Corp                                 696,838
     43,213 First Data Corp                                            1,775,622
     11,511 Fiserv Inc*                                                  454,800
     11,741 Intuit Inc*                                                  621,216
      5,387 Mercury Interactive Corp*                                    262,024
    640,938 Microsoft Corp                                            17,651,433
     22,064 Novell Inc*                                                  232,113
    309,846 Oracle Corp*                                               4,089,967
     15,703 Parametric Technology Corp*                                   61,870
     22,298 Paychex Inc                                                  829,486
     22,212 PeopleSoft Inc*                                              506,434
      8,418 Sabre Holdings Corp                                          181,745
     29,342 Siebel Systems Inc*                                          406,974
     16,981 SunGard Data Systems Inc*                                    470,544
     18,252 Symantec Corp*                                               632,432
     19,580 Unisys Corp*                                                 290,763
     25,380 VERITAS Software Corp*                                       943,121
     38,947 Yahoo! Inc*                                                1,759,236
     38,301 eBay Inc*                                                  2,473,862
                                                                     $49,807,341

CONGLOMERATES --- 4.20%

     46,556 3M Co                                                      3,958,657
    595,205 General Electric Co                                       18,439,451
      8,069 Textron Inc                                                  460,417
    118,528 Tyco International Ltd                                     3,140,992
                                                                     $25,999,517

CONTAINERS --- 0.17%

      3,386 Ball Corp                                                    201,704
      3,163 Bemis Co Inc                                                 158,150
      9,315 Pactiv Corp*                                                 222,629
      5,025 Sealed Air Corp*                                             272,054
      3,221 Temple-Inland Inc                                            201,860
                                                                      $1,056,397

COSMETICS & PERSONAL CARE --- 0.54%
      3,501 Alberto-Culver Co Class B                                    220,843
     14,005 Avon Products Inc                                            945,197
     59,958 Gillette Co                                                2,202,257
                                                                      $3,368,297

DISTRIBUTORS --- 0.33%

     10,277 Genuine Parts Co                                             341,196
     38,348 SYSCO Corp                                                 1,427,696
      5,417 WW Grainger Inc                                              256,712
                                                                      $2,025,604

ELECTRIC COMPANIES --- 1.99%
      7,500 Allegheny Energy Inc*                                         95,700
      9,645 Ameren Corp                                                  443,670
     23,425 American Electric Power Co Inc                               714,697
      9,541 CMS Energy Corp*                                              81,289
     18,069 CenterPoint Energy Inc                                       175,089
     10,598 Cinergy Corp                                                 411,308
     13,322 Consolidated Edison Inc                                      572,979
      9,938 DTE Energy Co                                                391,557
     19,242 Dominion Resources Inc                                     1,228,217
     19,254 Edison International*                                        422,240
     13,547 Entergy Corp                                                 773,940
     19,360 Exelon Corp                                                1,284,730
     10,896 FPL Group Inc                                                712,816
     19,551 FirstEnergy Corp                                             688,195
     24,539 PG&E Corp*                                                   681,448
     10,496 PPL Corp                                                     459,200
      5,417 Pinnacle West Capital Corp                                   216,788
     14,548 Progress Energy Inc                                          658,442
     43,380 Southern Co                                                1,312,245
     11,069 TECO Energy Inc                                              159,504
     19,181 TXU Corp                                                     454,973
     23,550 Xcel Energy Inc                                              399,879
                                                                     $12,338,906

ELECTRONIC INSTRUMENT & EQUIP --- 0.97%
     28,139 Agilent Technologies Inc*                                    822,784
     11,682 American Power Conversion Corp                               285,625
      5,575 Cooper Industries Inc                                        322,960
     24,952 Emerson Electric Co                                        1,615,642
     11,845 Jabil Circuit Inc*                                           335,214
     11,291 Molex Inc                                                    393,943
      7,459 PerkinElmer Inc                                              127,325
      4,911 Power-One Inc*                                                53,186
     11,050 Rockwell Automation Inc                                      393,380
     30,653 Sanmina-SCI Corp*                                            386,534
     49,469 Solectron Corp*                                              292,362
     13,661 Symbol Technologies Inc                                      230,734
      5,024 Tektronix Inc                                                158,758
      9,649 Thermo Electron Corp*                                        243,155
      3,442 Thomas & Betts Corp                                           78,787
      7,228 Waters Corp*                                                 239,680
                                                                      $5,980,069

ELECTRONICS - SEMICONDUCTOR --- 4.14%
     20,646 Advanced Micro Devices Inc*                                  307,625
     22,437 Altera Corp*                                                 509,320
     21,825 Analog Devices Inc                                           996,311
     98,525 Applied Materials Inc*                                     2,211,886
     18,111 Applied Micro Circuits Corp*                                 108,304
     17,955 Broadcom Corp Class A*                                       612,086
    387,241 Intel Corp                                                12,469,160
     11,589 KLA-Tencor Corp*                                             679,927
     22,461 LSI Logic Corp*                                              199,229
     18,468 Linear Technology Corp                                       776,949
     19,500 Maxim Integrated Products Inc                                971,100
     36,177 Micron Technology Inc*                                       487,304
      9,575 NVIDIA Corp*                                                 222,619
     10,991 National Semiconductor Corp*                                 433,155
      9,072 Novellus Systems Inc*                                        381,478
     10,203 PMC-Sierra Inc*                                              205,590
     11,277 Teradyne Inc*                                                287,000
    102,575 Texas Instruments Inc                                      3,013,654
     20,307 Xilinx Inc*                                                  786,693
                                                                     $25,659,390

ENGINEERING & CONSTRUCTION --- 0.03%
      4,902 Fluor Corp                                                   194,315
                                                                        $194,315

FINANCIAL SERVICES --- 6.01%
     45,863 Bank of New York Co Inc                                    1,518,983
    305,836 Citigroup Inc                                             14,845,279
     14,597 Countrywide Credit Industries Inc                          1,107,207
     57,648 Fannie Mae (nonvtg)                                        4,327,059
      6,383 Federated Investors Inc Class B                              187,405
     14,853 Franklin Resources Inc                                       773,247
     41,264 Freddie Mac                                                2,406,516
      9,035 Golden West Financial Corp                                   932,322
    120,942 JP Morgan Chase & Co                                       4,442,200
     14,217 Janus Capital Group Inc                                      233,301
      5,869 MGIC Investment Corp                                         334,181
     25,464 Mellon Financial Corp                                        817,649
      8,861 Moody's Corp                                                 536,534
     13,041 Northern Trust Corp                                          605,363
     19,140 Principal Financial Group                                    632,960
     19,859 State Street Corp                                          1,034,257
      7,432 T Rowe Price Group Inc                                       352,351
     53,302 Washington Mutual Inc                                      2,138,476
                                                                     $37,225,290

FOOD & BEVERAGES --- 3.70%
      2,201 Adolph Coors Co Class B                                      123,476
     48,353 Anheuser-Busch Co Inc                                      2,547,236
      3,615 Brown-Forman Corp                                            337,822
     24,277 Campbell Soup Co                                             650,624
    145,348 Coca-Cola Co                                               7,376,411
     26,912 Coca-Cola Enterprises Inc                                    588,565
     31,835 ConAgra Foods Inc                                            840,126
     22,122 General Mills Inc                                          1,002,127
     20,880 HJ Heinz Co                                                  760,658
      7,689 Hershey Foods Corp                                           591,976
     24,210 Kellogg Co                                                   921,917
      8,242 McCormick & Co Inc (nonvtg)                                  248,084
     15,562 Pepsi Bottling Group Inc                                     376,289
    101,788 PepsiCo Inc                                                4,745,357
     46,812 Sara Lee Corp                                              1,016,289
     13,327 Wm Wrigley Jr Co                                             749,111
                                                                     $22,876,068

GOLD, METALS & MINING --- 0.75%
     51,279 Alcoa Inc                                                  1,948,602
      4,748 Allegheny Technologies Inc                                    62,769
     10,138 Freeport-McMoRan Copper & Gold Inc                           427,114
     25,630 Newmont Mining Corp                                        1,245,874
      4,630 Nucor Corp                                                   259,280
      5,358 Phelps Dodge Corp*                                           407,690
      6,139 United States Steel Corp                                     214,988
      5,078 Worthington Industries Inc                                    91,556
                                                                      $4,657,873

HEALTH CARE RELATED --- 1.81%
      9,094 Aetna Inc                                                    614,573
      6,662 AmerisourceBergen Corp                                       374,071
      8,242 Anthem Inc*                                                  618,150
      8,303 CIGNA Corp                                                   477,423
     25,676 Cardinal Health Inc                                        1,570,344
      4,685 Express Scripts Inc Class A*                                 311,225
     29,330 HCA Inc                                                    1,260,017
     14,172 Health Management Associates Inc Class A                     340,128
      9,491 Humana Inc*                                                  216,869
     14,118 IMS Health Inc                                               350,973
      5,301 Manor Care Inc                                               183,256
     17,212 McKesson HBOC Inc                                            553,538
     16,027 Medco Health Solutions Inc*                                  544,758
      6,164 Quest Diagnostics Inc*                                       450,650
     27,540 Tenet Healthcare Corp*                                       442,017
     34,790 United Health Group Inc                                    2,024,082
      8,998 Wellpoint Health Networks Inc*                               872,716
                                                                     $11,204,790

HEAVY TRUCKS & PARTS --- 0.02%
      2,530 Cummins Engine Co Inc                                        123,818
                                                                        $123,818

HOMEBUILDING --- 0.15%

      3,720 Centex Corp                                                  400,458
      2,770 KB Home                                                      200,880
      3,718 Pulte Corp                                                   348,079
                                                                        $949,417

HOTELS/MOTELS --- 0.47%

     37,360 Carnival Corp                                              1,484,313
     22,407 Hilton Hotels Corp                                           383,832
     13,677 Marriott International Inc Class A                           631,877
     11,958 Starwood Hotels & Resorts Worldwide Inc                      430,129
                                                                      $2,930,151

HOUSEHOLD GOODS --- 2.26%
      3,879 American Greetings Corp Class A*                              84,834
      4,627 Black & Decker Corp                                          228,204
     12,471 Clorox Co                                                    605,592
     31,849 Colgate-Palmolive Co                                       1,594,042
      8,635 Fortune Brands Inc                                           617,316
     29,936 Kimberly-Clark Corp                                        1,768,918
     11,353 Leggett & Platt Inc                                          245,565
      4,631 Maytag Corp                                                  128,973
     16,258 Newell Rubbermaid Inc                                        370,195
     76,884 Procter & Gamble Co                                        7,679,174
      3,427 Snap-on Inc                                                  110,486
      4,823 Stanley Works                                                182,647
      3,442 Tupperware Corp                                               59,684
      4,170 Whirlpool Corp                                               302,951
                                                                     $13,978,581

INSURANCE RELATED --- 4.51%
     16,584 ACE Ltd                                                      686,909
     30,428 AFLAC Inc                                                  1,100,885
     41,712 Allstate Corp                                              1,794,450
      6,324 Ambac Financial Group Inc                                    438,822
    154,622 American International Group Inc                          10,248,346
     18,565 Aon Corp                                                     444,446
     11,172 Chubb Corp                                                   760,813
      9,482 Cincinnati Financial Corp                                    397,106
     16,767 Hartford Financial Services Group Inc                        989,756
      8,364 Jefferson-Pilot Corp                                         423,637
     17,157 John Hancock Financial Services Inc                          643,388
     10,549 Lincoln National Corp                                        425,863
     10,956 Loews Corp                                                   541,774
      8,584 MBIA Inc                                                     508,430
     31,454 Marsh & McLennan Cos Inc                                   1,506,332
     45,098 MetLife Inc                                                1,518,450
     12,874 Progressive Corp                                           1,076,138
     32,043 Prudential Financial Inc                                   1,338,436
      8,186 SAFECO Corp                                                  318,681
     13,539 St Paul Cos Inc                                              536,821
      6,721 Torchmark Corp                                               306,074
     59,568 Travelers Property Casualty Corp                           1,010,869
     17,502 UnumProvident Corp                                           276,007
      8,126 XL Capital Ltd Class A                                       630,171
                                                                     $27,922,604

INVESTMENT BANK/BROKERAGE FIRM --- 2.01%
      5,825 Bear Stearns Co Inc                                          465,709
     80,371 Charles Schwab Corp                                          951,593
     28,113 Goldman Sachs Group Inc                                    2,775,596
     16,114 Lehman Brothers Holdings Inc                               1,244,323
     56,034 Merrill Lynch & Co Inc                                     3,286,394
     64,169 Morgan Stanley                                             3,713,460
                                                                     $12,437,075

LEISURE & ENTERTAINMENT --- 2.43%
      5,362 Brunswick Corp                                               170,672
     17,953 Harley-Davidson Inc                                          853,306
      6,549 Harrah's Entertainment Inc                                   325,944
     10,323 Hasbro Inc                                                   219,673
     20,485 International Game Technology                                731,315
     25,421 Mattel Inc                                                   489,863
    268,062 Time Warner Inc*                                           4,822,435
    103,686 Viacom Inc Class B                                         4,601,585
    121,194 Walt Disney Co                                             2,827,456
                                                                     $15,042,249

MACHINERY --- 0.55%

     20,641 Caterpillar Inc                                            1,713,616
     14,271 Deere & Co                                                   928,329
      4,111 Navistar International Corp*                                 196,876
      6,944 PACCAR Inc                                                   591,073
                                                                      $3,429,894

MANUFACTURING --- 0.83%

      3,501 Crane Co                                                     107,621
      9,090 Danaher Corp                                                 834,008
     12,021 Dover Corp                                                   477,835
      4,512 Eaton Corp                                                   487,206
      5,480 ITT Industries Inc                                           406,671
     18,289 Illinois Tool Works Inc                                    1,534,630
     10,265 Ingersoll-Rand Co                                            696,788
      7,336 Pall Corp                                                    196,825
      7,002 Parker-Hannifin Corp                                         416,619
                                                                      $5,158,203

MEDICAL PRODUCTS --- 1.96%
     12,315 Applera Corp Applied Biosystems Group                        255,044
      3,162 Bausch & Lomb Inc                                            164,108
     36,122 Baxter International Inc                                   1,102,443
     15,067 Becton Dickinson & Co                                        619,856
     15,184 Biomet Inc                                                   552,849
     48,576 Boston Scientific Corp*                                    1,785,654
      3,104 CR Bard Inc                                                  252,200
     18,487 Guidant Corp                                               1,112,917
     71,842 Medtronic Inc                                              3,492,240
      2,927 Millipore Corp*                                              126,007
     10,264 St Jude Medical Inc*                                         629,696
     11,800 Stryker Corp                                               1,003,118
     14,389 Zimmer Holdings Inc*                                       1,012,986
                                                                     $12,109,118

OFFICE EQUIPMENT & SUPPLIES --- 0.25%
      6,601 Avery Dennison Corp                                          369,788
     13,832 Pitney Bowes Inc                                             561,856
     46,856 Xerox Corp*                                                  646,613
                                                                      $1,578,257

OIL & GAS --- 5.71%
      5,358 Amerada Hess Corp                                            284,885
     14,891 Anadarko Petroleum Corp                                      759,590
      9,650 Apache Corp                                                  782,615
      4,111 Ashland Inc                                                  181,131
      9,370 BJ Services Co*                                              336,383
     19,867 Baker Hughes Inc                                             638,923
     11,763 Burlington Resources Inc                                     651,435
     63,439 ChevronTexaco Corp                                         5,480,495
     40,358 ConocoPhillips                                             2,646,274
     13,822 Devon Energy Corp                                            791,448
      6,876 EOG Resources                                                317,465
    391,850 Exxon Mobil Corp                                          16,065,850
     25,962 Halliburton Co                                               675,012
      5,933 Kerr-McGee Corp                                              275,825
     18,350 Marathon Oil Corp                                            607,202
      8,642 Nabors Industries Ltd*                                       358,643
      7,901 Noble Corp*                                                  282,698
     22,792 Occidental Petroleum Corp                                    962,734
      5,534 Rowan Cos Inc*                                               128,223
     34,700 Schlumberger Ltd                                           1,898,784
      4,572 Sunoco Inc                                                   233,858
     18,966 Transocean Inc*                                              455,374
     15,299 Unocal Corp                                                  563,462
                                                                     $35,378,309

PAPER & FOREST PRODUCTS --- 0.48%
     15,067 Georgia-Pacific Corp                                         462,105
     28,446 International Paper Co                                     1,226,307
      6,207 Louisiana-Pacific Corp*                                      110,981
     11,903 MeadWestvaco Corp                                            354,114
     13,088 Weyerhaeuser Co                                              837,632
                                                                      $2,991,139

PERSONAL LOANS --- 1.23%
     76,213 American Express Co                                        3,675,753
     13,739 Capital One Financial Corp                                   842,063
     75,699 MBNA Corp                                                  1,881,120
     17,162 Providian Financial Corp*                                    199,766
     26,749 SLM Corp                                                   1,007,902
                                                                      $7,606,604

PHARMACEUTICALS --- 8.20%

     92,681 Abbott Laboratories                                        4,318,935
      7,789 Allergan Inc                                                 598,273
    114,930 Bristol-Myers Squibb Co                                    3,286,998
     66,607 Eli Lilly & Co                                             4,684,470
     21,673 Forest Laboratories Inc*                                   1,339,391
    175,952 Johnson & Johnson                                          9,089,680
     14,279 King Pharmaceuticals Inc*                                    217,898
    131,908 Merck & Co Inc                                             6,094,150
    452,381 Pfizer Inc                                                15,982,621
     87,050 Schering-Plough Corp                                       1,513,800
      6,434 Watson Pharmaceuticals Inc*                                  295,964
     78,962 Wyeth                                                      3,351,937
                                                                     $50,774,117

PHOTOGRAPHY/IMAGING --- 0.07%

     16,991 Eastman Kodak Co                                             436,159
                                                                        $436,159

POLLUTION CONTROL --- 0.21%
     18,914 Allied Waste Industries Inc*                                 262,526
     34,509 Waste Management Inc                                       1,021,466
                                                                      $1,283,992

PRINTING & PUBLISHING --- 0.74%
      4,806 Dow Jones & Co Inc                                           239,579
     16,081 Gannett Co Inc                                             1,433,782
      4,747 Knight-Ridder Inc                                            367,275
     11,348 McGraw-Hill Cos Inc                                          793,452
      2,991 Meredith Corp                                                145,991
      8,809 New York Times Co Class A                                    420,982
      6,668 RR Donnelley & Sons Co                                       201,040
     18,529 Tribune Co                                                   956,096
                                                                      $4,558,197

RAILROADS --- 0.45%

     22,021 Burlington Northern Santa Fe Corp                            712,379
     12,699 CSX Corp                                                     456,402
     23,089 Norfolk Southern Corp                                        546,055
     15,125 Union Pacific Corp                                         1,050,885
                                                                      $2,765,721

REAL ESTATE --- 0.41%
      5,536 Apartment Investment & Management Co Class A REIT            190,992
     23,651 Equity Office Properties Trust REIT                          677,601
     16,351 Equity Residential REIT                                      482,518
     10,837 Plum Creek Timber Co Inc REIT                                329,987
     10,611 ProLogis Trust REIT                                          340,507
     11,307 Simon Property Group Inc REIT                                523,966
                                                                      $2,545,571

RESTAURANTS --- 0.60%

      9,713 Darden Restaurants Inc                                       204,362
     75,164 McDonald's Corp                                            1,866,322
     23,148 Starbucks Corp*                                              765,273
      6,717 Wendy's International Inc                                    263,575
     17,437 Yum! Brands Inc*                                             599,833
                                                                      $3,699,365

RETAIL --- 6.64%

     21,735 Albertson's Inc                                              492,298
     16,212 AutoNation Inc*                                              297,814
      5,258 AutoZone Inc*                                                448,034
     17,551 Bed Bath & Beyond Inc*                                       760,836
     19,237 Best Buy Co Inc                                            1,004,941
      6,839 Big Lots Inc*                                                 97,182
      5,137 Boise Cascade Corp                                           168,802
     23,369 CVS Corp                                                     844,088
     12,365 Circuit City Stores Inc - CarMax Group                       125,257
     27,141 Costco Wholesale Corp*                                     1,009,102
      4,865 Dillard's Inc                                                 80,078
     19,957 Dollar General Corp                                          418,897
     10,160 Family Dollar Stores Inc                                     364,541
     10,760 Federated Department Stores Inc                              507,119
     53,047 Gap Inc                                                    1,231,221
    134,915 Home Depot Inc                                             4,788,133
     16,137 JC Penney Co Inc                                             424,080
     20,145 Kohl's Corp*                                                 905,316
     44,085 Kroger Co*                                                   816,013
     30,581 Limited Inc                                                  551,375
     46,658 Lowe's Cos Inc                                             2,584,387
     17,104 May Department Stores Co                                     497,213
      8,168 Nordstrom Inc                                                280,162
     18,546 Office Depot Inc*                                            309,904
      9,667 RadioShack Corp                                              296,584
      7,906 SUPERVALU Inc                                                226,033
     26,140 Safeway Inc*                                                 572,727
     15,071 Sears Roebuck & Co                                           685,580
      8,637 Sherwin-Williams Co                                          300,049
     29,366 Staples Inc*                                                 801,692
     29,754 TJX Cos Inc                                                  656,076
     54,064 Target Corp                                                2,076,058
      8,683 Tiffany & Co                                                 392,472
     12,595 Toys R Us Inc*                                               159,201
    256,597 Wal-Mart Stores Inc                                       13,612,471
     60,791 Walgreen Co                                                2,211,577
      8,303 Winn-Dixie Stores Inc                                         82,615
                                                                     $41,079,928

SHOES --- 0.19%

     15,539 NIKE Inc Class B                                           1,063,800
      3,496 Reebok International Ltd                                     137,463
                                                                      $1,201,263

SPECIALIZED SERVICES --- 0.84%
     10,443 Apollo Group Inc*                                            710,124
     60,062 Cendant Corp*                                              1,337,581
     10,106 Cintas Corp                                                  506,614
      2,948 Deluxe Corp                                                  121,841
      8,249 Equifax Inc                                                  202,101
     10,621 H&R Block Inc                                                588,085
     24,548 Interpublic Group of Cos Inc*                                382,949
      6,659 Monster Worldwide Inc*                                       146,232
     11,289 Omnicom Group Inc                                            985,868
     10,101 Robert Half International Inc*                               235,757
                                                                      $5,217,152

TELEPHONE & TELECOMMUNICATIONS --- 3.40%
     18,458 ALLTEL Corp                                                  859,774
     46,737 AT&T Corp                                                    948,761
    160,876 AT&T Wireless Services Inc*                                1,285,399
    109,509 BellSouth Corp                                             3,099,105
      8,525 CenturyTel Inc                                               278,086
     16,823 Citizens Communications Co*                                  208,942
     65,145 Nextel Communications Inc*                                 1,827,969
    104,778 Qwest Communications International Inc*                      452,641
    196,258 SBC Communications Inc                                     5,116,446
     53,565 Sprint Corp                                                  879,537
     61,353 Sprint PCS Corp*                                             344,804
    163,667 Verizon Communications                                     5,741,438
                                                                     $21,042,902

TEXTILES --- 0.12%

      7,452 Jones Apparel Group Inc                                      262,534
      6,482 Liz Claiborne Inc                                            229,852
      6,424 VF Corp                                                      277,774
                                                                        $770,160

TOBACCO --- 1.16%

    120,445 Altria Group Inc                                           6,554,617
      5,025 RJ Reynolds Tobacco Holdings Inc                             292,204
      9,825 UST Inc                                                      350,654
                                                                      $7,197,475

UNIT INVESTMENT TRUST --- 0.11%
      6,321 iShares S&P 500 Index Fund                                   703,401
                                                                        $703,401

UTILITIES --- 0.80%

     36,896 AES Corp*                                                    348,298
     24,448 Calpine Corp*                                                117,595
      9,930 Constellation Energy Group                                   388,859
     53,725 Duke Energy Corp                                           1,098,676
     22,286 Dynegy Inc Class A*                                           95,384
     35,967 El Paso Corp                                                 294,570
      9,373 KeySpan Corp                                                 344,926
      7,337 Kinder Morgan Inc                                            433,617
      2,643 NICOR Inc                                                     89,968
     15,476 NiSource Inc                                                 339,543
      2,195 Peoples Energy Corp                                           92,278
     13,978 Public Service Enterprise Group Inc                          612,236
     13,414 Sempra Energy                                                403,225
     30,707 Williams Cos Inc                                             301,543
                                                                      $4,960,718

TOTAL COMMON STOCK --- 98.66%                                       $610,759,871
(Cost $566,862,049)

SHORT-TERM INVESTMENTS

  6,799,000 Federal Home Loan Bank                                     6,798,877
            .659%, January 2,
2004

  1,500,000 United States of America (1)                               1,496,150
               .882%, April 15, 2004

TOTAL SHORT-TERM INVESTMENTS --- 1.34%                                $8,295,027
(Cost $8,295,027)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100%                    $619,054,898
(Cost $575,157,076)

Legend

* Non-income Producing Security (1) Collateral for Futures REIT - Real Estate Investment Trust See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004